Net debt (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Current Assets, Short and Long Term Borrowings

		2019	2018
	Listing exchange	£m	£m
Current assets:
Liquid investments		79	84
Cash and cash equivalents		4,707	3,874
Cash and cash equivalents reported in Assets held for sale		507	485

		5,293	4,443

Short-term borrowings:
Commercial paper		(3,586)	(630)
Bank loans, overdrafts and other		(434)	(290)
Drawn bank facility		(1,000)	(3,500)
0.625% € European Medium Term Note 2019	London Stock Exchange	—	(1,349)
EURIBOR +0.20% € European Medium Term Note 2020	London Stock Exchange	(638)	—
0.000% € European Medium Term Note 2020	London Stock Exchange	(1,020)	—
Lease liabilities		(240)	(24)

		(6,918)	(5,793)

Long-term borrowings:
EURIBOR +0.20% € European Medium Term Note 2020	London Stock Exchange	—	(677)
0.000% € European Medium Term Note 2020	London Stock Exchange	—	(1,079)
3.125% US$ US Medium Term Note 2021	New York Stock Exchange	(944)	(980)
LIBOR +0.35% US$ US Medium Term Note 2021	New York Stock Exchange	(567)	(589)
EURIBOR +0.60% € European Medium Term Note 2021	London Stock Exchange	(1,281)	—
0.000% € European Medium Term Note 2021	London Stock Exchange	(426)	—
2.850% US$ US Medium Term Note 2022	New York Stock Exchange	(1,509)	(1,568)
2.875% US$ US Medium Term Note 2022	New York Stock Exchange	(1,132)	—
2.800% US$ US Medium Term Note 2023	New York Stock Exchange	(941)	(978)
3.375% US$ US Medium Term Note 2023	New York Stock Exchange	(941)	(977)
0.000% € European Medium Term Note 2023	London Stock Exchange	(425)	—
3.000% US$ US Medium Term Note 2024	New York Stock Exchange	(751)	—
1.375% € European Medium Term Note 2024	London Stock Exchange	(844)	(893)
4.000% € European Medium Term Note 2025	London Stock Exchange	(633)	(670)
3.625% US$ US Medium Term Note 2025	New York Stock Exchange	(751)	(780)
1.000% € European Medium Term Note 2026	London Stock Exchange	(593)	(629)
1.250% € European Medium Term Note 2026	London Stock Exchange	(846)	(897)
3.375% £ European Medium Term Note 2027	London Stock Exchange	(594)	(593)
3.875% US$ US Medium Term Note 2028	New York Stock Exchange	(1,319)	(1,372)
3.375% US$ US Medium Term Note 2029	New York Stock Exchange	(746)	—
1.375% € European Medium Term Note 2029	London Stock Exchange	(422)	(447)
1.750% € European Medium Term Note 2030	London Stock Exchange	(635)	(673)
5.250% £ European Medium Term Note 2033	London Stock Exchange	(983)	(982)
5.375% US$ US Medium Term Note 2034	New York Stock Exchange	(375)	(390)
6.375% US$ US Medium Term Note 2038	New York Stock Exchange	(2,061)	(2,143)
6.375% £ European Medium Term Note 2039	London Stock Exchange	(694)	(694)
5.250% £ European Medium Term Note 2042	London Stock Exchange	(987)	(986)
4.200% US$ US Medium Term Note 2043	New York Stock Exchange	(371)	(386)
4.250% £ European Medium Term Note 2045	London Stock Exchange	(789)	(788)
Other long-term borrowings		(20)	(56)
Lease liabilities		(1,010)	(44)

		(23,590)	(20,271)

Net debt		(25,215)	(21,621)

Schedule of Lease Obligations
The maturity analysis of discounted lease liabilities recognised on the Group balance sheet is as follows:

	2019 £m	2018 (revised) £m
Rental payments due within one year	240	24
Rental payments due between one and two years	227	18
Rental payments due between two and three years	119	12
Rental payments due between three and four years	105	6
Rental payments due between four and five years	93	3
Rental payments due after five years	466	5

Total lease liabilities	1,250	68